PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees' Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Wages and salaries	$ 6,707	$ 7,681	$ 8,380
Defined benefits cost (see note 8.2)	117	260	201
Other staff expenses	1,166	1,405	1,668
Total	$ 7,990	$ 9,346	$ 10,249